STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares			1 Months Ended	3 Months Ended	6 Months Ended
	Jan. 29, 2021	Jan. 26, 2021	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021
Over-allotment option
Sale of 20,700,000 Units, net of underwriting discounts and offering expenses (in shares)	2,700,000				2,700,000
Over-allotment option | Private Placement Warrants
Sale of private placement warrants (in shares)					614,000
Private Placement | Private Placement Warrants
Sale of private placement warrants (in shares)			614,000		614,000
Class A Ordinary Shares
Sale of 20,700,000 Units, net of underwriting discounts and offering expenses (in shares)				20,700,000	20,700,000
Number of shares issued				614,000
Initial shareholders holding			0		1,850,270
Class B Ordinary Shares
Number of shares issued		862,500	5,175,000
Initial shareholders holding		5,175,000	5,175,000		5,175,000
Class B Ordinary Shares | Over-allotment option
Maximum shares subject to forfeiture			675,000